Organization and Nature of Operations (Details)			12 Months Ended
		Jun. 17, 2019 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥) shares	Aug. 31, 2020	Aug. 12, 2020	Apr. 21, 2020
Organization and Nature of Operations (Details) [Line Items]
Entity Incorporation, Date of Incorporation			Jun. 14, 2019
Ordinary shares authorized			1,000,000,000			1,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.22
Operating expenses (in Dollars) | $			$ 6,513,432	$ 5,552,070	$ 4,281,444
Erayak Group Member
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized			1,000,000,000			1,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.22
Erayak BVI [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized		50,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 1
Ordinary shares issued		100
Ordinary shares outstanding		100
Percentage of owned shares		100.00%
Erayak HK [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | $			$ 12,760,000
Ruike [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | ¥						¥ 51,097,187.5
Wenjie [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | $			3,900,000
New Focus [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | ¥						¥ 33,272,918.37
New Focus [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | $			$ 10,580,000
Class A Ordinary Shares
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized	[1]		900,000,000	900,000,000		900,000,000
Ordinary shares issued	[1]		85,406	22,540		85,406
Ordinary shares outstanding	[1]		85,406	22,540		85,406
Class A Ordinary Shares | Erayak Group Member
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized			900,000,000			900,000,000
Class B Ordinary Shares
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized	[1]		100,000,000	100,000,000		100,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.001
Ordinary shares issued	[1]		4,091	455		4,091
Ordinary shares outstanding	[1]		4,091	455		4,091
Class B Ordinary Shares | Erayak Group Member
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized			100,000,000			100,000,000
Ordinary shares issued			4,091			4,091
Ordinary shares outstanding			4,091			4,091
Previously Reported [Member]
Organization and Nature of Operations (Details) [Line Items]
Operating expenses (in Dollars) | $				$ (5,340)	$ 5,560
Shengling Xiang [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest							10.00%		90.00%
Hecang Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest									10.00%
Wenjie [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest									100.00%
Chuanlong Lin [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest								100.00%
New Focus [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest								100.00%

[1]	All share and per-share amounts related to the Company’s ordinary shares presented in the consolidated financial statements have been retroactively adjusted to reflect the 1-for-10 reverse stock split, or share consolidation, which became effective on April 20, 2026.